UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05037

 NAME OF REGISTRANT:                     Professionally Managed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Elaine E. Richards
                                         Professionally Managed Portfolios
                                         c/o U.S. Bank Global Fund Services
                                         2020 E. Financial Way, Ste. 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 10/26/2018


BP Capital TwinLine Energy Fund
--------------------------------------------------------------------------------------------------------------------------
 ANDEAVOR                                                                                    Agenda Number:  934865948
--------------------------------------------------------------------------------------------------------------------------
        Security:  03349M105
    Meeting Type:  Special
    Meeting Date:  24-Sep-2018
          Ticker:  ANDV
            ISIN:  US03349M1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 29, 2018, among Andeavor,
       Marathon Petroleum Corporation, Mahi Inc.
       and Mahi LLC, as such agreement may be
       amended from time to time, which is
       referred to as the merger agreement.

2.     To approve, by a non-binding advisory vote,               Mgmt          For                            For
       certain compensation that may be paid or
       become payable to Andeavor's named
       executive officers that is based on or
       otherwise relates to the merger
       contemplated by the merger agreement.

3.     To adjourn the special meeting, if                        Mgmt          For                            For
       reasonably necessary to provide
       stockholders with any required supplement
       or amendment to the joint proxy
       statement/prospectus or to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1




--------------------------------------------------------------------------------------------------------------------------
 ENERGY TRANSFER PARTNERS, L.P.                                                              Agenda Number:  934877664
--------------------------------------------------------------------------------------------------------------------------
        Security:  29278N103
    Meeting Type:  Special
    Meeting Date:  18-Oct-2018
          Ticker:  ETP
            ISIN:  US29278N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of August 1, 2018 (as may be amended from
       time to time, the "merger agreement"), by
       and among Energy Transfer Equity, L.P.
       ("ETE"), LE GP, LLC, the general partner of
       ETE, Streamline Merger Sub, LLC, a wholly
       owned subsidiary of ETE ("ETE Merger Sub"),
       Energy Transfer Partners, L.P. ("ETP") and
       Energy Transfer Partners, L.L.C., as the
       general partner of Energy Transfer Partners
       GP, L.P., the general partner of ETP, and
       the transactions contemplated thereby.

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the special
       meeting, if necessary, to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement and the transactions contemplated
       thereby at the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 NUTRIEN LTD.                                                                                Agenda Number:  934850238
--------------------------------------------------------------------------------------------------------------------------
        Security:  67077M108
    Meeting Type:  Annual
    Meeting Date:  19-Jul-2018
          Ticker:  NTR
            ISIN:  CA67077M1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Christopher M. Burley                                     Mgmt          For                            For
       Maura J. Clark                                            Mgmt          For                            For
       John W. Estey                                             Mgmt          For                            For
       David C. Everitt                                          Mgmt          For                            For
       Russell K. Girling                                        Mgmt          For                            For
       Gerald W. Grandey                                         Mgmt          For                            For
       Miranda C. Hubbs                                          Mgmt          For                            For
       Alice D. Laberge                                          Mgmt          For                            For
       Consuelo E. Madere                                        Mgmt          For                            For
       Charles V. Magro                                          Mgmt          For                            For
       Keith G. Martell                                          Mgmt          For                            For
       A. Anne McLellan                                          Mgmt          For                            For
       Derek G. Pannell                                          Mgmt          For                            For
       Aaron W. Regent                                           Mgmt          For                            For
       Mayo M. Schmidt                                           Mgmt          For                            For
       Jochen E. Tilk                                            Mgmt          For                            For

2      The re-appointment of KPMG LLP, Chartered                 Mgmt          For                            For
       Accountants, as auditors of the
       Corporation.

3      A resolution to ratify and approve: (i) a                 Mgmt          For                            For
       stock option plan of the Corporation; and
       (ii) the grant of stock options made to
       eligible participants under the stock
       option plan, as more particularly detailed
       in the accompanying notice of meeting and
       management proxy circular.

4      A non-binding advisory resolution to accept               Mgmt          For                            For
       the Corporation's approach to executive
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAMS PARTNERS, L.P.                                                                     Agenda Number:  934859642
--------------------------------------------------------------------------------------------------------------------------
        Security:  96949L105
    Meeting Type:  Consent
    Meeting Date:  09-Aug-2018
          Ticker:  WPZ
            ISIN:  US96949L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Consent to, and hereby approve, the Merger                Mgmt          For                            For
       Agreement and the transactions contemplated
       thereby, including the merger of Merger Sub
       with and into Williams Partners, with
       Williams Partners surviving as a
       wholly-owned subsidiary of Williams. ("FOR"
       = Approve, "AGAINST" = do not approve,
       "ABSTAIN" votes will not be counted)



BP Capital TwinLine MLP Fund
--------------------------------------------------------------------------------------------------------------------------
 ENERGY TRANSFER PARTNERS, L.P.                                                              Agenda Number:  934877664
--------------------------------------------------------------------------------------------------------------------------
        Security:  29278N103
    Meeting Type:  Special
    Meeting Date:  18-Oct-2018
          Ticker:  ETP
            ISIN:  US29278N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of August 1, 2018 (as may be amended from
       time to time, the "merger agreement"), by
       and among Energy Transfer Equity, L.P.
       ("ETE"), LE GP, LLC, the general partner of
       ETE, Streamline Merger Sub, LLC, a wholly
       owned subsidiary of ETE ("ETE Merger Sub"),
       Energy Transfer Partners, L.P. ("ETP") and
       Energy Transfer Partners, L.L.C., as the
       general partner of Energy Transfer Partners
       GP, L.P., the general partner of ETP, and
       the transactions contemplated thereby.

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the special
       meeting, if necessary, to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement and the transactions contemplated
       thereby at the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAMS PARTNERS, L.P.                                                                     Agenda Number:  934859642
--------------------------------------------------------------------------------------------------------------------------
        Security:  96949L105
    Meeting Type:  Consent
    Meeting Date:  09-Aug-2018
          Ticker:  WPZ
            ISIN:  US96949L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Consent to, and hereby approve, the Merger                Mgmt          For                            For
       Agreement and the transactions contemplated
       thereby, including the merger of Merger Sub
       with and into Williams Partners, with
       Williams Partners surviving as a
       wholly-owned subsidiary of Williams. ("FOR"
       = Approve, "AGAINST" = do not approve,
       "ABSTAIN" votes will not be counted)



* Management position unknown

The BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund were reorganized under a new investment adviser and trust effective after business close on October 26, 2018. The data provided is for the period July 1, 2018 through October 26, 2018, the period for which these Funds were series of Professionally Managed Portfolios.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios
By (Signature)       /s/ Elaine E. Richards
Name                 Elaine E. Richards
Title                President and Principal Executive Officer
Date                 08/21/2019